Nature of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
Note 1 — Nature of Business
Fathom Digital Manufacturing Corporation (“Fathom” or, the “Company”) was incorporated as a Delaware corporation on December 23, 2021. Fathom was previously named Altimar Acquisition Corp. II (“Altimar II”) before deregistering as an exempted company in the Cayman Islands. Fathom, through its consolidated subsidiary, Fathom Holdco, LLC (“Fathom OpCo”), is a leading on-demand
digital manufacturing platform in North America, providing comprehensive product development and manufacturing services to many of the largest and most innovative companies in the world.
Fathom OpCo was formed on April 16, 2021 as a limited liability company in accordance with the provisions of the Delaware Limited Liability Company Act, for the purpose of holding a 100 percent equity interest in MCT Group Holdings, LLC and its subsidiaries (“MCT Holdings”) and holding a 100 percent equity interest in Incodema Holdings, LLC and its subsidiaries (“Incodema Holdings”).